FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
Our assets and liabilities measured at fair value on a recurring basis consisted of the following as of January 31, 2024 and 2023:

	January 31, 2024
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$1,792	$—
Consideration Asset or Liability in Business Divestitures	$—	$—	4,954
Total assets	$—	$1,792	$4,954
Liabilities:
Foreign currency forward contracts	$—	$223	$—
Total liabilities	$—	$223	$—

	January 31, 2023
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$288	$—
Total assets	$—	$288	$—
Liabilities:
Foreign currency forward contracts	$—	$1,592	$—
Total liabilities	$—	$1,592	$—